Share-Based Compensation - Summary of Fair Value of Option Granted Using Black-Scholes-Merton Option Pricing Model with Assumptions (Detail)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Dividend yield	[1]	0.00%	0.00%	0.00%
Expected volatility rate, minimum	[2]	65.00%	53.96%	59.81%
Expected volatility rate, maximum	[2]	75.23%	66.55%	64.61%
Risk free interest rate, minimum	[3]	0.66%	0.25%	1.59%
Risk free interest rate, maximum	[3]	1.39%	1.45%	2.41%
Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	[4]	5 years 3 months 7 days	5 years 3 months 7 days	6 years 7 days
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)	[4]	6 years 3 months	6 years 29 days	6 years 29 days

[1]	No dividends were paid during the years ending December 31, 2021, 2020 and 2019.
[2]	The expected volatility was calculated based upon historical stock price movements of similar publicly traded peer companies over the most recent periods ending on the grant date, equal to the expected term of the options, as adequate historical experience is not available to provide a reasonable estimate.
[3]	The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected term of the options.
[4]	The expected term of options granted is calculated using the simplified method for “plain vanilla” stock options awards.